CREDIT FACILITIES (Related Party Promissory Notes) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CREDIT FACILITIES [Abstract]
Notes payable to related parties	$ 1,428,914		$ 1,211,200	$ 1,311,564
Interest rate	8.75%		8.75%	8.75%
Interest expense	$ 25,839	$ 18,045	$ 37,308	$ 37,830